Commitments and Contingent Liabilities - Schedule of Supplemental Information Related to Leases (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jan. 02, 2019	Dec. 31, 2018
Operating lease right-of-use assets	$ 937	$ 1,215	$ 1,200
Non-current operating lease liabilities	(653)	$ (917)
Lease Agreements [Member]
Operating lease right-of-use assets	937
Current Operating lease liabilities	(362)
Non-current operating lease liabilities	(653)
Operating cash flows from operating leases (cash paid in thousands)	$ (366)
Weighted Average Remaining Lease Term	1 year 3 months 29 days
Weighted Average Discount Rate	9.07%